DUE FROM JOINT VENTURES (Details) - Due from joint ventures [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Due from joint ventures (Note 5)
- non-interest bearing - trade	$ 815	$ 0
- non-interest bearing - non-trade	345	4,300
- interest bearing-non-trade	2,695	9,216
Due from joint ventures	$ 3,855	$ 13,516